Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	¥ 1,213,841	¥ 778,469
Nonaccrual loans not requiring an allowance for credit losses	[2]	246,007
Recognized interest income		21,247
Loans held for sale placed on nonaccrual status		8,562	330
Loans acquired with deteriorated credit quality placed on nonaccrual status			25,427
Commercial [Member] | Domestic [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	565,671	312,972
Nonaccrual loans not requiring an allowance for credit losses	[2]	111,141
Recognized interest income		4,355
Commercial [Member] | Foreign [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	258,391	127,001
Nonaccrual loans not requiring an allowance for credit losses	[2]	96,833
Recognized interest income		5,110
Residential [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	67,968	63,998
Nonaccrual loans not requiring an allowance for credit losses	[2]	4,720
Recognized interest income		923
Card [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	60,200	61,172
Recognized interest income		37
MUAH [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	73,706	35,840
Nonaccrual loans not requiring an allowance for credit losses	[2]	30,242
Recognized interest income		1,057
Krungsri [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	161,338	149,732
Nonaccrual loans not requiring an allowance for credit losses	[2]	3,042
Recognized interest income		5,562
Other [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	26,567	¥ 27,754
Nonaccrual loans not requiring an allowance for credit losses	[2]	29
Recognized interest income		¥ 4,203

[1]	Nonaccrual loans in the above table do not include loans held for sale of ¥330 million and ¥8,562 million at March 31, 2020 and 2021, respectively, and do not include loans acquired with deteriorated credit quality of ¥25,427 million at March 31, 2020.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.